UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [x] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      WealthTrust Arizona

Address:   8434 E. Shea Boulevard
           Scottsdale, AZ  85260


Form 13F File Number:  028-12709


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Lisa S. Valentine
Title:  Portfolio Operations Manager
Phone:  615-297-9608

Signature,  Place,  and  Date  of  Signing:

/s/ Lisa S. Valentine              Nashville, TN                      08/11/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]


Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              77

Form 13F Information Table Value Total:  $        65541
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AE Biofuels Inc                COM              00101P102        3    42000 SH       Sole                                      42000
AT&T Incorporated              COM              00206R102      215     8894 SH       Sole                                       8894
American Tower Corporation     COM              029912201     1148    25799 SH       Sole                                      25799
Apple Inc.                     COM              037833100      318     1263 SH       Sole                                       1263
BHP Billiton Plc ADR           COM              05545E209      339     6582 SH       Sole                                       6582
Berkshire Hathaway Inc. Class  COM              084670702      262     3282 SH       Sole                                       3282
Boeing Company                 COM              097023105      588     9364 SH       Sole                                       9364
C.H. Robinson Worldwide, Inc.  COM              12541W209      384     6895 SH       Sole                                       6895
Capstone Turbine Corp          COM              14067D102       10    10000 SH       Sole                                      10000
Caterpillar Inc.               COM              149123101     1221    20334 SH       Sole                                      20334
Chevron Corporation            COM              166764100     1116    16453 SH       Sole                                      16453
Coca-Cola Company              COM              191216100      351     7000 SH       Sole                                       7000
Coca-Cola Enterprises Inc.     COM              191219104      266    10289 SH       Sole                                      10289
ConocoPhillips                 COM              20825C104      334     6812 SH       Sole                                       6812
Eastbridge Invt Gp             COM              276050101     1478 19706186 SH       Sole                                   19706186
Exxon Mobil Corp.              COM              30231G102     1498    26240 SH       Sole                                      26240
								11      200 SH  CALL Sole                                        200
General Electric Company       COM              369604103      228    15809 SH       Sole                                      15809
Goldman Sachs Group, Inc.      COM              38141G104      450     3429 SH       Sole                                       3429
Halliburton Company            COM              406216101      249    10129 SH       Sole                                      10129
Home Depot, Inc.               COM              437076102      297    10587 SH       Sole                                      10587
Honeywell International Incorp COM              438516106      902    23108 SH       Sole                                      23108
ITC Hldgs Corp Com             COM              465685105      566    10695 SH       Sole                                      10695
Intel Corporation              COM              458140100      496    25493 SH       Sole                                      25493
International Business Machine COM              459200101     1370    11098 SH       Sole                                      11098
JPMorgan Chase & Co.           COM              46625H100      989    27019 SH       Sole                                      27019
Johnson & Johnson              COM              478160104      567     9597 SH       Sole                                       9597
L-1 Identity Solutions Inc     COM              50212A106      184    22500 SH       Sole                                      22500
McDonald's Corporation         COM              580135101      483     7335 SH       Sole                                       7335
McKesson Corporation           COM              58155Q103      403     6000 SH       Sole                                       6000
Mead Johnson Nutri Co Com      COM              582839106      440     8774 SH       Sole                                       8774
Medco Health Solutions, Inc.   COM              58405U102      338     6130 SH       Sole                                       6130
Merck & Company Inc.           COM              58933y105      294     8397 SH       Sole                                       8397
Microsoft Corporation          COM              594918104      964    41911 SH       Sole                                      41911
Motorola, Inc.                 COM              620076109      332    50895 SH       Sole                                      50895
NIKE, Inc. Class B             COM              654106103      289     4284 SH       Sole                                       4284
NextEra Energy, Inc            COM              65339F101      783    16056 SH       Sole                                      16056
Norfolk Southern Corporation   COM              655844108      472     8888 SH       Sole                                       8888
Occidental Petroleum Corporati COM              674599105      352     4564 SH       Sole                                       4564
Oracle Corporation             COM              68389X105      387    18045 SH       Sole                                      18045
Pall Corporation               COM              696429307      357    10396 SH       Sole                                      10396
PartnerRe Ltd.                 COM              G6852T105      536     7640 SH       Sole                                       7640
PepsiCo                        COM              713448108      335     5500 SH       Sole                                       5500
Pfizer Inc.                    COM              717081103      202    14140 SH       Sole                                      14140
Philip Morris International In COM              718172109      859    18732 SH       Sole                                      18732
Praxair, Inc.                  COM              74005P104      327     4308 SH       Sole                                       4308
Procter & Gamble Company       COM              742718109      728    12144 SH       Sole                                      12144
Range Res Corp                 COM              75281A109      629    15669 SH       Sole                                      15669
Raytheon Company               COM              755111507      174     3594 SH       Sole                                       3594
Schlumberger Limited           COM              806857108      387     7000 SH       Sole                                       7000
Sirius XM Radio Inc.           COM              82967N108       17    18125 SH       Sole                                      18125
Southwest Airlines Co.         COM              844741108      108     9703 SH       Sole                                       9703
Suncor Energy Inc.             COM              867229106      507    17213 SH       Sole                                      17213
Teekay Shipping Marshall Isl   COM              Y8564W103      424    16186 SH       Sole                                      16186
Trueblue Inc.                  COM              89785X101      170    15187 SH       Sole                                      15187
United Parcel Service Incorpor COM              911312106      610    10718 SH       Sole                                      10718
Verisk Analytics Inc. Cl A     COM              92345Y106      772    25815 SH       Sole                                      25815
Visa Inc.                      COM              92826C839      624     8822 SH       Sole                                       8822
Wal-Mart De Mexico SA De Cv Cl COM              P98180105      149    67132 SH       Sole                                      67132
Walgreen Company               COM              931422109      259     9705 SH       Sole                                       9705
Yahoo! Inc.                    COM              984332106      419    30241 SH       Sole                                      30241
eBay Inc.                      COM              278642103      397    20228 SH       Sole                                      20228
Artisan Mid Cap Value Fund     COM              04314H709     7646   450015 SH       Sole                                     450015
Fairholme Fund                 COM              304871106     1577    52042 SH       Sole                                      52042
Stadion Invt Tr Stdn Mng Ptf A COM              85235B103     9417   976873 SH       Sole                                     976873
iShares Russell 1000 Growth In COM              464287614     1652    36054 SH       Sole                                      36054
iShares Russell 1000 Value Ind COM              464287598      755    13932 SH       Sole                                      13932
iShares Russell 2000 Index     COM              464287655      342     5603 SH       Sole                                       5603
iShares S&P 500 Index          COM              464287200      701     6776 SH       Sole                                       6776
iShares S&P MidCap 400 Index   COM              464287507      309     4339 SH       Sole                                       4339
Blackrock Glb Allo Fd Instl Cl COM              09251T509     3683   214760 SH       Sole                                     214760
Blackrock Global Allocation Cl COM              09251T103     1236    72437 SH       Sole                                      72437
Columbia Acorn International F COM              197199813     1637    50963 SH       Sole                                      50963
MSCI Pacific ex-Japan Index Fu COM              464286665      760    21262 SH       Sole                                      21262
Vanguard Intl Eqty Idx Allwrld COM              922042775     2956    77022 SH       Sole                                      77022
Vanguard Intl Eqty Idx Ftse Sm COM              922042718      706     9362 SH       Sole                                       9362
iShares MSCI AC Asia Ex Japan  COM              464288182      882    16941 SH       Sole                                      16941
iShares MSCI Emerging Markets  COM              464287234      915    24525 SH       Sole                                      24525